Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of provision for group income tax
	06.30.2023	06.30.2022	06.30.2021
Current income tax (i)	18,531	(35,588)	(3,387)
Deferred income tax	45,986	29,617	(73,230)
Income tax from continuing operations	64,517	(5,971)	(76,617)

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A	0% - 21%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense
	06.30.2023	06.30.2022	06.30.2021
Loss / (profit) from continuing operations at tax rate applicable in the respective countries (i)	1,003	(28,198)	7,420
Permanent differences:
Share of loss / (profit) of associates and joint ventures	305	(334)	(4,646)
(Unrecognized tax loss carryforwards) / tax loss carryforwards recovery	(543)	10,022	(8,347)
Inflation adjustment permanent difference (IAS 29)	27,740	33,710	12,448
Tax rate differential	-	-	(53,684)
Difference between provision and tax return (ii)	10,955	(179)	962
Non-taxable profit, non-deductible expenses and others	373	(527)	(1,244)
Fiscal transparency	-	-	(593)
Tax inflation adjustment	24,684	(20,465)	(28,933)
Income tax from continuing operations	64,517	(5,971)	(76,617)

Schedule of deferred tax assets and liabilities
	06.30.2023	06.30.2022
Deferred income tax asset to be recovered after more than 12 months	4,097	2,076
Deferred income tax asset to be recovered within 12 months	4,512	2,223
Deferred income tax assets	8,609	4,299

	06.30.2023	06.30.2022
Deferred income tax liability to be recovered after more than 12 months	(171,317)	(215,702)
Deferred income tax liability to be recovered within 12 months	(3,683)	(974)
Deferred income tax liability	(175,000)	(216,676)
Deferred income tax liabilities, net	(166,391)	(212,377)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.2022	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	06.30.2023
Assets
Investment properties and Property, plant and equipment	97	(50)	47
Trade and other payables	3,261	2,215	5,476
Tax loss carry-forwards	1,001	1,761	2,762
Borrowings	369	(357)	12
Trade and other receivables	(418)	408	(10)
Others	(11)	333	322
Subtotal assets	4,299	4,310	8,609
Liabilities
Investment properties and Property, plant and equipment	(192,408)	30,378	(162,030)
Trade and other receivables	(823)	(241)	(1,064)
Investments	(67)	(2,458)	(2,525)
Tax inflation adjustment	(22,015)	14,822	(7,193)
Borrowings	-	28	28
Intangible assets	(1,466)	(296)	(1,762)
Others	103	(557)	(454)
Subtotal liabilities	(216,676)	41,676	(175,000)
Assets (Liabilities), net	(212,377)	45,986	(166,391)
	06.30.2021	Charged / (Credited) to the Consolidated Statement of Income and Other Comprehensive Income	Revaluation surplus reserve	06.30.2022
Assets
Investment properties and Property, plant and equipment	1,807	(1,710)	-	97
Trade and other payables	2,660	601	-	3,261
Tax loss carry-forwards	824	177	-	1,001
Borrowings	3,805	(3,436)	-	369
Trade and other receivables	10,378	(10,796)	-	(418)
Others	1,808	(1,819)	-	(11)
Subtotal assets	21,282	(16,983)	-	4,299
Liabilities
Investment properties and Property, plant and equipment	(204,396)	12,523	(535)	(192,408)
Trade and other receivables	(11,626)	10,803	-	(823)
Investments	(9)	(58)	-	(67)
Tax inflation adjustment	(45,957)	23,942	-	(22,015)
Borrowings	6	(6)	-	-
Intangible assets	(265)	(1,201)	-	(1,466)
Others	(494)	597	-	103
Subtotal liabilities	(262,741)	46,600	(535)	(216,676)
Assets (Liabilities), net	(241,459)	29,617	(535)	(212,377)

Schedule of tax loss carry forward
Date of generation	Date of generation	Total
2018	2023	121
2019	2024	172
2020	2025	472
2021	2026	4,695
2022	2027	1,474
2023	2028	898
Total cumulative tax loss carry-forwards		7,832